SHARE-BASED PAYMENT ARRANGEMENTS - Schedule of Information on Restricted Share Plan And Share Units (Details) - shares shares in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)		1,165	3,419	5,569
Awards granted (in shares)		0	84	0
Award vested (in shares)		(1,133)	(1,750)	(1,889)
Award forfeited (in shares)		(30)	(588)	(261)
Share consolidation impact (in shares)		(2)	0	0
Ending balance (in shares)		0	1,165	3,419
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)		495	1,696	3,614
Awards granted (in shares)	3,674	0	0	28
Award vested (in shares)		(404)	(733)	(1,771)
Award forfeited (in shares)		(85)	(468)	(175)
Share consolidation impact (in shares)		(6)	0	0
Ending balance (in shares)		0	495	1,696